Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 31, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	EMERSON ELECTRIC CO
Entity Central Index Key	0000032604
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		724,139,345
Entity Public Float			$ 38.1

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Net Sales	$ 24,412	$ 24,222	$ 21,039
Costs and expenses:
Cost of sales	14,644	14,665	12,713
Selling, general and administrative expenses	5,436	5,328	4,817
Goodwill impairment	592	19	0
Other deductions, net	401	356	369
Interest expense, net of interest income: 2010, $19; 2011, $23; 2012, $17	224	223	261
Earnings from continuing operations before income taxes	3,115	3,631	2,879
Income taxes	1,091	1,127	848
Earnings from continuing operations	2,024	2,504	2,031
Discontinued operations, net of tax: 2010, $153; 2011, $30; 2012, $0	0	26	186
Net earnings	2,024	2,530	2,217
Less: Noncontrolling interests in earnings of subsidiaries	56	50	53
Net earnings common stockholders	1,968	2,480	2,164
Earnings common stockholders:
Earnings from continuing operations	1,968	2,454	1,978
Discontinued operations, net of tax	0	26	186
Net earnings common stockholders	$ 1,968	$ 2,480	$ 2,164
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 2.68	$ 3.26	$ 2.62
Discontinued operations	$ 0	$ 0.03	$ 0.25
Basic earnings per common share	$ 2.68	$ 3.29	$ 2.87
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 2.67	$ 3.24	$ 2.6
Discontinued Operations	$ 0	$ 0.03	$ 0.24
Diluted earnings per common share	$ 2.67	$ 3.27	$ 2.84

Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Interest income	$ 17	$ 23	$ 19
Discontinued operations, taxes	$ 0	$ 30	$ 153

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and equivalents	$ 2,367	$ 2,052
Receivables, less allowances of $104 in 2011 and $109 in 2012	4,983	4,502
Inventories:
Finished products	747	742
Raw materials and work in process	1,378	1,358
Total inventories	2,125	2,100
Other current assets	651	691
Total current assets	10,126	9,345
Property, plant and equipment
Land	268	266
Buildings	2,103	2,010
Machinery and equipment	6,193	6,115
Construction in progress	370	340
Property, Plant and Equipment, gross	8,934	8,731
Less: Accumulated depreciation	5,425	5,294
Property, plant and equipment, net	3,509	3,437
Other assets
Goodwill	8,026	8,771
Other intangible assets	1,838	1,969
Other	319	339
Total other assets	10,183	11,079
Total assets	23,818	23,861
Short-term borrowings and current maturities of long-term debt	1,506	877
Accounts payable	2,767	2,677
Accrued expenses	2,732	2,772
Income taxes	128	139
Total current liabilities	7,133	6,465
Long-term debt	3,787	4,324
Other liabilities	2,456	2,521
Equity
Preferred stock, $2.50 par value per share; Authorized, 5,400,000 shares; issued, none	0	0
Common stock, $0.50 par value per share; Authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 738,877,768 shares in 2011 and 724,113,291 shares in 2012	477	477
Additional paid-in capital	324	317
Retained Earnings	18,107	17,310
Accumulated Other Comprehensive Income	(731)	(562)
Common stockholders' equity before treasury stock	18,177	17,542
Less: Cost of common stock in treasury, 214,476,244 shares in 2011 and 229,240,721 shares in 2012	7,882	7,143
Common stockholders' equity	10,295	10,399
Noncontrolling interests in subsidiaries	147	152
Total equity	10,442	10,551
Total liabilities and equity	$ 23,818	$ 23,861

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivables	$ 109,000,000	$ 104,000,000
Preferred stock, par value per share	$ 2.5	$ 2.5
Preferred stock, shares authorized	5,400,000	5,400,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.5	$ 0.5
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	724,113,291	738,877,768
Treasury stock, shares	229,240,721	214,476,244

Consolidated Statements Of Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interests In Subsidiaries [Member]	Comprehensive Income [Member]	Common Stockholders' Equity [Member]
Stockholders' equity, Beginning balance at Sep. 30, 2009			$ 157	$ 14,714	$ (496)	$ (6,297)	$ 151
Stock plans and other			35
Net earnings common stockholders	2,164			2,164
Net earnings - noncontrolling interests	53						53
Other comprehensive income							0
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,009)			(57)
Purchases						(100)
Issued under stock plans and other						77
Net earnings	2,217							2,217
Foreign currency translation					55			55
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(12)			(12)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					27			27
Comprehensive income								2,287
Other							13
Less: Noncontrolling interests in subsidiaries								53
Comprehensive income common stockholders								2,234
Stockholders' equity, Ending balance at Sep. 30, 2010	9,952	477	192	15,869	(426)	(6,320)	160		9,792
Stock plans and other			125
Net earnings common stockholders	2,480			2,480
Net earnings - noncontrolling interests	50						50
Other comprehensive income							4
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,039)			(61)
Purchases						(958)
Issued under stock plans and other						135
Net earnings	2,530							2,530
Foreign currency translation					22			26
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(56)			(56)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					(102)			(102)
Comprehensive income								2,398
Other							(1)
Less: Noncontrolling interests in subsidiaries								54
Comprehensive income common stockholders								2,344
Stockholders' equity, Ending balance at Sep. 30, 2011	10,551	477	317	17,310	(562)	(7,143)	152		10,399
Stock plans and other			7
Net earnings common stockholders	1,968			1,968
Net earnings - noncontrolling interests	56						56
Other comprehensive income							(1)
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,171)			(56)
Purchases						(787)
Issued under stock plans and other						48
Net earnings	2,024							2,024
Foreign currency translation					(205)			(206)
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(49)			(49)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					85			85
Comprehensive income								1,854
Other							(4)
Less: Noncontrolling interests in subsidiaries								55
Comprehensive income common stockholders								1,799
Stockholders' equity, Ending balance at Sep. 30, 2012	$ 10,442	$ 477	$ 324	$ 18,107	$ (731)	$ (7,882)	$ 147		$ 10,295

Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Cash dividends	$ 1.6	$ 1.38	$ 1.34
Tax effect of pension and postretirement	$ 19	$ 47	$ (6)
Tax effect of cash flow hedges and other	$ (50)	$ 60	$ (16)

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Activities [Abstract]
Net earnings	$ 2,024	$ 2,530	$ 2,217
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and Amortization	823	867	816
Changes in operating working capital	(340)	(301)	309
Pension funding	(163)	(142)	(247)
Goodwill impairment, net of tax	528	19	0
Other	181	260	197
Net cash provided by operating activities	3,053	3,233	3,292
Investing activities
Capital expenditures	(665)	(647)	(524)
Purchases of businesses, net of cash and equivalents acquired	(187)	(232)	(2,843)
Divestitures of businesses	125	103	846
Other	(79)	(72)	4
Net cash used in investing activities	(806)	(848)	(2,517)
Financing activities
Net increase in short-term borrowings	348	185	398
Proceeds from long-term debt	4	1	598
Principal payments on long-term debt	(262)	(57)	(680)
Dividends paid	(1,171)	(1,039)	(1,009)
Purchases of treasury stock	(797)	(935)	(100)
Other	(21)	(42)	67
Net cash used in financing activities	(1,899)	(1,887)	(726)
Effect of exchange rate changes on cash and equivalents	(33)	(38)	(17)
Increase in cash and equivalents	315	460	32
Beginning cash and equivalents	2,052	1,592	1,560
Ending cash and equivalents	2,367	2,052	1,592
Changes in operating working capital
Receivables	(536)	(475)	(341)
Inventories	(49)	12	(160)
Other current assets	19	41	(69)
Accounts payable	143	194	498
Accrued expenses	91	(54)	298
Income taxes	(8)	(19)	83
Total changes in operating working capital	$ (340)	$ (301)	$ 309

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICES

Financial Statement Presentation
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles
(U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain operating results have been classified as discontinued operations. See Note 3.

In the fourth quarter of 2012, the Company adopted updates to ASC 715, Compensation - Retirement Benefits, which require certain disclosures for entities participating in multiemployer benefit plans. The updates did not change current measurement and recognition guidance for multiemployer plan expense, and adoption had no impact on the Company's results of operations. See Note 10.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly-traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation
The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Cash Equivalents
Cash equivalents consist of highly liquid investments with original maturities of three months or less.

Inventories
Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales.

Fair Value Measurements
ASC 820, Fair Value Measurement, established a formal hierarchy and framework for measuring certain financial statement items at fair value, and expanded disclosures about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The Company's long-term debt is Level 2, with the fair value estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. In the second quarter of 2012, Emerson adopted updates to ASC 820 which established common fair value measurement and disclosure requirements for U.S. GAAP and International Financial Reporting Standards. Adoption had an inconsequential impact on the Company's financial statements.

Property, Plant and Equipment
The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on estimated fair values if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill and Other Intangible Assets
Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Estimated fair values of reporting units are Level 3 measures and are developed primarily under an income approach that discounts estimated future cash flows using risk-adjusted interest rates. In 2012, the Company adopted updates to ASC 350, Intangibles - Goodwill and Other, that allow in certain cases for an initial qualitative assessment of whether fair value exceeds carrying value for goodwill impairment testing.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over their estimated useful lives. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Product Warranty
Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition
The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or a management estimate of the relative selling price. Revenue is recognized individually for delivered elements only if they have value to the customer on a stand-alone basis and the performance of the undelivered items is probable and substantially in the Company's control, or the undelivered elements are inconsequential or perfunctory and there are no unsatisfied contingencies related to payment. Approximately ten percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service and maintenance. Selling prices are primarily determined using vendor-specific objective evidence. Generally, contract duration is short-term and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked. The use of management estimated selling prices to allocate consideration in multiple deliverables arrangements became effective for the Company October 1, 2010. The impact of this change was inconsequential.

Derivatives and Hedging
In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and recognized at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

The Company has bilateral collateral arrangements with derivatives counterparties for which credit rating-based posting thresholds vary depending on the arrangement. If credit ratings on the Company's debt fall below preestablished levels, counterparties can require immediate full collateralization on all instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit ratings fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. Net values of contracts are reported in other current assets or accrued expenses as appropriate depending on positions with counterparties as of the balance sheet date. See Note 7.

Income Taxes
The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and tax rates currently enacted in each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately $6.3 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2012, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed non-U.S. earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income
Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments, and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of $466 and $671, deferred pension and postretirement charges of $1,213 and $1,164 and cash flow hedges and other credits of $16 and charges of $69, respectively, at September 30, 2012 and 2011. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings, plus foreign currency translation.

Weighted Average Common Shares	12 Months Ended
Sep. 30, 2012
Weighted Average Common Shares [Abstract]
Weighted Average Common Shares
(2) WEIGHTED AVERAGE COMMON SHARES

Basic earnings per common share consider only the weighted average of common shares outstanding while diluted earnings per common share consider the dilutive effects of stock options and incentive shares. Options to purchase approximately 7.7 million, 4.6 million and 3.9 million shares of common stock were excluded from the computation of diluted earnings per share in 2012, 2011 and 2010, respectively, as the effect would have been antidilutive. Earnings allocated to participating securities were inconsequential for all years presented. Reconciliations of weighted average shares for basic and diluted earnings per common share follow:

(shares in millions)	2010	2011	2012
Basic shares outstanding	750.7	748.5	730.6
Dilutive shares	6.3	5.0	4.0
Diluted shares outstanding	757.0	753.5	734.6

Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2012
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
(3) ACQUISITIONS AND DIVESTITURES

The Company acquired one-hundred percent of Avtron Loadbank and a marine controls business during the second quarter of 2012. Avtron is a designer and manufacturer of high quality load banks and testing systems for power equipment industries and is included in the Network Power segment. The marine controls business supplies controls and software solutions for optimal operation of refrigerated sea containers and marine boilers and is included in the Climate Technologies segment. In addition to Avtron and the marine controls business, the Company acquired two smaller businesses during 2012 in the Process Management and Network Power segments. These small acquisitions were complementary to the existing business portfolio and none was individually significant. Total cash paid for all businesses was approximately $187, net of cash acquired of $5. Annualized sales for businesses acquired in 2012 were approximately $115. Goodwill of $94 ($36 of which is expected to be tax deductible) and identifiable intangible assets of $82, primarily customer relationships and patents and technology with a weighted-average life of approximately 9 years, were recognized from these transactions.

In the fourth quarter of 2012, the Company sold its Knaack business unit for $114, resulting in an after-tax loss of $5 ($3 income tax benefit). Knaack had 2012 sales of $95 and net earnings of $7. Knaack, a leading provider of premium secure storage solutions for job sites and work vehicles, was previously reported in the Commercial & Residential Solutions business segment.

The Company acquired several small businesses during 2011 which were complementary to the existing business portfolio and reported mainly in the Process Management and Climate Technologies segments. Total cash paid for all businesses was approximately $232, net of cash acquired of $2. Annualized sales for businesses acquired in 2011 were approximately $100. Goodwill of $125 (none of which is expected to be tax deductible) and identifiable intangible assets of $75, primarily customer relationships and patents and technology with a weighted-average life of approximately 12 years, were recognized from these transactions.

In the fourth quarter of 2011, the Company sold its heating elements unit, which was previously included in the Commercial & Residential Solutions segment, for $73, resulting in an after-tax gain of $21 (net of $30 of income taxes). Heating elements had 2011 fourth quarter sales of $12 and net earnings of $1. Only the gain on divestiture and fourth quarter operating results for heating elements, plus the impact of finalizing the 2010 Motors and LANDesk divestitures (see below), were classified as discontinued operations for 2011; prior fiscal 2011 quarters and prior year results of operations for heating elements were inconsequential and have not been reclassified.

The Company acquired one-hundred percent of Chloride Group PLC during the fourth quarter of 2010 and Avocent Corporation during the first quarter of 2010. Chloride provides commercial and industrial uninterruptible power supply systems and services. Avocent products enhance companies' integrated data center management capabilities. Both of these businesses are included in the Network Power segment.

The purchase price of Avocent and Chloride was allocated to assets and liabilities as follows:

2010
Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Results of operations for 2010 included combined sales of $373 and a combined net loss of $73 from Avocent and Chloride, including intangible asset amortization, interest, first year acquisition accounting charges and deal costs. Pro forma sales and net earnings common stockholders of the Company including full year results of operations for Avocent and Chloride were approximately $21.6 billion and $2.1 billion in 2010, respectively. These pro forma results include intangible asset amortization and interest cost.

In addition to Chloride and Avocent, the Company acquired several smaller businesses during 2010 reported mainly in the Process Management and Industrial Automation segments. Total cash paid for all businesses acquired was approximately $2,843, net of cash acquired of $150. Additionally, the Company assumed debt of $169. Annualized sales for businesses acquired in 2010 were approximately $1.1 billion. Identifiable intangible assets of $1,166, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years, were recognized along with goodwill of $1,633, of which only a small amount is tax deductible.

In the fourth quarter of 2010, the Company sold the LANDesk business unit, which was acquired as part of Avocent and was not a strategic fit with Emerson, for $230, resulting in an after-tax gain of $12 ($10 of income taxes). Additionally, LANDesk incurred operating losses of $19. This business was classified as discontinued operations throughout 2010. Also in the fourth quarter of 2010, the Company sold its appliance motors and U.S. commercial and industrial motors businesses (Motors) which had slower growth profiles and were formerly reported in the Commercial & Residential Solutions segment. Proceeds from the sale were $622 resulting in an after-tax gain of $155 ($126 of income taxes). The Motors disposition included working capital of $98, property, plant and equipment of $152, goodwill of $44, and other of $47. The Motors businesses had total annual sales of $827 and net earnings (excluding the divestiture gain) of $38 in 2010. Results of operations for Motors have been reclassified into discontinued operations for 2010 and earlier periods.

The results of operations of the businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.

Other Deductions, Net	12 Months Ended
Sep. 30, 2012
Other Deductions, Net [Abstract]
Other Deductions, Net
(4) OTHER DEDUCTIONS, NET

Other deductions, net are summarized as follows:
	2010	2011	2012
Amortization of intangibles (intellectual property and customer relationships)	$176	261	241
Rationalization of operations	126	81	119
Other	71	38	91
Gains, net	(4)	(24)	(50)
Total	$369	356	401

Other is composed of several items that are individually immaterial, including foreign currency transaction gains and losses, bad debt expense, equity investment income and losses, as well as one-time items such as litigation and disputed matters and insurance recoveries. Other increased in 2012 primarily because of higher foreign currency transaction losses and the loss on the sale of Knaack. Other decreased in 2011 primarily because of lower acquisition-related costs. Gains, net for 2012 reflect $43 for payments received related to dumping duties collected by U.S. Customs for 2006 through 2010, but not distributed to affected domestic producers pending resolution of certain legal challenges to the U.S. Continued Dumping and Subsidy Offset Act. Gains, net for 2011 included $15 related to the acquisition of full ownership of a Process Management joint venture in India.

Rationalization Of Operations	12 Months Ended
Sep. 30, 2012
Restructuring Charges [Abstract]
Rationalization Of Operations
(5) RATIONALIZATION OF OPERATIONS

Rationalization of operations expense reflects costs associated with the Company's efforts to continually improve operational efficiency and deploy assets globally to remain competitive on a worldwide basis. Each year the Company incurs costs to size its businesses to levels appropriate for current economic conditions and to improve its cost structure for future growth. Rationalization expenses result from numerous individual actions implemented across the Company's various operating units on an ongoing basis and include costs for moving facilities to best-cost locations, starting up plants after relocation or geographic expansion to serve local markets, exiting certain product lines, curtailing/downsizing operations because of changing economic conditions and other costs resulting from asset redeployment decisions. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. In addition to the costs of moving fixed assets, start-up and moving costs include employee training and relocation. Vacant facility costs include security, maintenance, utilities and other costs.

The Company reported rationalization expenses of $119, $81 and $126, respectively, for 2012, 2011 and 2010. The Company currently expects to incur rationalization expense in 2013 in the range of approximately $70 to $80, including the costs to complete actions initiated before the end of 2012 and actions anticipated to be approved and initiated during 2013.

The change in the liability for the rationalization of operations during the years ended September 30 follows:

	2011	Expense	Paid/Utilized	2012
Severance and benefits	$24	58	59	23
Lease and other contract terminations	3	10	8	5
Fixed asset write-downs	—	9	9	—
Vacant facility and other shutdown costs	2	12	11	3
Start-up and moving costs	1	30	30	1
Total	$30	119	117	32

	2010	Expense	Paid/Utilized	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	—	12	12	—
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	—	38	37	1
Total	$69	81	120	30

Rationalization of operations expense by segment is summarized as follows:

	2010	2011	2012
Process Management	$35	11	19
Industrial Automation	48	32	27
Network Power	25	20	53
Climate Technologies	13	11	11
Commercial & Residential Solutions	5	7	9
Total	$126	81	119

Costs incurred during 2012, 2011 and 2010 included actions to exit approximately 20 to 25 production, distribution or office facilities each year and eliminate approximately 2,700, 2,800 and 3,500 positions, respectively, as well as costs related to facilities exited in previous periods. Severance and benefits costs were concentrated in Network Power for Asia, Europe and North America and Industrial Automation for Europe and North America in 2012, were not significant for any single segment in 2011, and were primarily incurred in Process Management and Industrial Automation for Europe and North America in 2010. Start-up and moving costs to redeploy assets to best cost locations and expand geographically to directly serve local markets were incurred in all segments in 2012, with the majority in Process Management in Europe and Commercial & Residential Solutions in North America. In 2011, these costs were substantially incurred in Industrial Automation, including most of the fixed-asset write downs, and in Network Power, and were not material for any segment in 2010. The Company also incurred shutdown costs, including vacant facility, lease termination, and other costs as a result of the consolidation or geographic relocation of facilities. In 2012, these costs were incurred primarily in Asia and Europe for Network Power, Europe for Industrial Automation and North America for Climate Technologies, and in North America and Europe for essentially all segments in 2011 and 2010.

Goodwill And Other Intangibles	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangibles
(6) GOODWILL AND OTHER INTANGIBLES

Purchases of businesses are accounted for under the acquisition method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit's goodwill exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount exceeds the implied fair value of the goodwill. Fair values of reporting units are Level 3 measures, estimated primarily with an income approach that discounts future cash flows using risk-adjusted interest rates, and are subject to change due to changes in underlying economic conditions. See Note 3 for further discussion of changes in goodwill related to acquisitions and divestitures.

In prior periods, the Company discussed certain businesses for which the estimated fair value did not significantly exceed carrying value. Assumptions used in estimating fair value included successful execution of business plans and recovery in served markets. In the fourth quarter of 2012, the Company's annual goodwill impairment testing revealed that carrying value exceeded fair value for the embedded computing and power business and the DC power systems business, both in the Network Power segment. These businesses have been unable to meet their operating objectives and the Company anticipates that growth in sales and earnings for these businesses will be slower than previously expected, reflecting protracted weak demand and structural industry challenges in telecommunications and information technology end markets, and increased competition. As a consequence, the carrying value of these businesses was reduced by a noncash, pretax charge to earnings totaling $592 ($528 after-tax, or $0.72 per share). Management and the Board of Directors have discussed the unique market and technology challenges facing the embedded computing and power business and will pursue strategic alternatives, including a potential sale of this business with annual revenue of $1.4 billion. In 2011, the Company recorded a $19 ($0.03 per share) noncash, pretax impairment charge related to the Industrial Automation wind turbine pitch control business, reflecting a slowdown in investment for alternative energy.

The change in the carrying value of goodwill by business segment follows:

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, Sept 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, Sept 30, 2011	$2,368	1,393	3,990	483	537	8,771
Acquisitions	5		62	27		94
Divestitures					(102)	(102)
Impairment			(592)			(592)
Foreign currency translation and other	6	(55)	(93)	(9)	6	(145)
Balance, Sept 30, 2012	$2,379	1,338	3,367	501	441	8,026

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2011	2012	2011	2012	2011	2012	2011	2012
Gross carrying amount	$1,499	1,537	1,110	1,125	971	1,046	3,580	3,708
Less: Accumulated amortization	330	459	518	606	763	805	1,611	1,870
Net carrying amount	$1,169	1,078	592	519	208	241	1,969	1,838

Total intangible asset amortization expense for 2012, 2011 and 2010 was $318, $345 and $254, respectively. Based on intangible asset balances as of September 30, 2012, amortization expense is expected to approximate $308 in 2013, $274 in 2014, $244 in 2015, $197 in 2016 and $175 in 2017.

Financial Instruments	12 Months Ended
Sep. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
(7) FINANCIAL INSTRUMENTS

Hedging Activities
As of September 30, 2012, the notional amount of foreign currency hedge positions was approximately $2.1 billion, while commodity hedge contracts totaled approximately 66 million pounds of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2012 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Gains and losses on foreign currency derivatives reported in other deductions, net reflect hedges of balance sheet exposures that do not receive deferral accounting. Amounts included in earnings and Other Comprehensive Income follow:

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2010	2011	2012	2010	2011	2012
	Location
Foreign currency	Sales	$(5)	11	3	11	2	16
Foreign currency	Cost of sales	6	22	5	30	(16)	42
Commodity	Cost of sales	42	52	(42)	44	(58)	43
Foreign currency	Other deductions, net	117	9	45
Total		$160	94	11	85	(72)	101

Regardless of whether derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective and no amounts were excluded from the assessment of hedge effectiveness. Hedge ineffectiveness was immaterial in 2012, 2011 and 2010.

Fair Value Measurements
As of September 30, 2012, the fair value of commodity contracts and foreign currency contracts was reported in other current assets. There was no collateral posted with, and no collateral held from, counterparties as of September 30, 2012. The maximum collateral that could have been required was $2. The estimated fair value of long-term debt was $5,088 and $5,276, respectively, as of September 30, 2012 and 2011, which exceeded the carrying value by $741 and $673, respectively. Valuations of derivative contract positions as of September 30 follow:

	2011		2012
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$17	48	31	8
Commodity	$—	83	9	7

Short-Term Borrowings And Lines Of Credit	12 Months Ended
Sep. 30, 2012
Short-Term Borrowings And Lines Of Credit [Abstract]
Short-Term Borrowings And Lines Of Credit
(8) SHORT-TERM BORROWINGS AND LINES OF CREDIT

Short-term borrowings and current maturities of long-term debt are summarized as follows:

	2011	2012
Current maturities of long-term debt	$279	560
Commercial paper	588	936
Payable to banks	10	10
Total	$877	1,506

Weighted-average short-term borrowing interest rate at year end	0.1%	0.2%

The Company periodically issues commercial paper as a source of short-term financing. To support short-term borrowing, the Company maintains, but has not drawn on, a $2.75 billion four-year revolving backup credit facility which expires in December 2014. The credit facility contains no financial covenants and is not subject to termination based on a change in credit ratings or material adverse changes. There were no borrowings against U.S. lines of credit in the last three years.

Long-Term Debt	12 Months Ended
Sep. 30, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
(9) LONG-TERM DEBT

Long-term debt is summarized as follows:

	2011	2012
5.75% notes due November 2011	$250	—
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	103	97
Long-term debt	4,603	4,347
Less: current maturities	279	560
Total, net	$4,324	3,787

Long-term debt maturing during each of the four years after 2013 is $268, $520, $250 and $250, respectively. Total interest paid related to short-term borrowings and long-term debt was approximately $234, $239 and $264 in 2012, 2011 and 2010, respectively.

The Company maintains a universal shelf registration statement on file with the SEC under which it could issue debt securities, preferred stock, common stock, warrants, share purchase contracts and share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.

Retirement Plans	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
(10) RETIREMENT PLANS

Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Defined benefit plans:
Service cost (benefits earned
during the period)	$51	52	55	24	30	27
Interest cost	175	172	172	45	50	50
Expected return on plan assets	(263)	(279)	(275)	(42)	(49)	(43)
Net amortization and other	122	147	168	20	22	19
Net periodic pension expense	85	92	120	47	53	53
Defined contribution plans	81	98	103	36	50	59
Total retirement plans expense	$166	190	223	83	103	112

For defined contribution plans, expense equals cash contributed. The Company has two small businesses that participate in multiemployer pension plans. Such participation is insignificant individually and in total. The annual cost for multiemployer plans is included in net periodic pension expense (as an element of defined contribution plans). Cash contributed was inconsequential in all years. The Company could potentially incur immaterial liabilities upon withdrawal from these plans, although it has no intention to do so. Additionally, as with participation in any multiemployer plan, there is a theoretical but remote possibility the Company could incur material liabilities should all other participating employers be unable to fund their obligations.

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2011	2012	2011	2012
Projected benefit obligation, beginning	$3,466	3,644	1,061	960
Service cost	52	55	30	27
Interest cost	172	172	50	50
Actuarial (gain) loss	114	502	(125)	137
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	7	3	(3)	10
Projected benefit obligation, ending	$3,644	4,203	960	1,143

Fair value of plan assets, beginning	$3,206	3,182	714	690
Actual return on plan assets	29	595	—	100
Employer contributions	112	113	30	50
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	2	2	(1)	10
Fair value of plan assets, ending	$3,182	3,719	690	809

Net amount recognized in the balance sheet	$(462)	(484)	(270)	(334)

Amounts recognized in the balance sheet:
Noncurrent liability	$(462)	(484)	(270)	(334)
Accumulated other comprehensive pretax loss	$(1,659)	(1,674)	(240)	(308)

Approximately $244 of the $1,982 of losses deferred in accumulated other comprehensive income at September 30, 2012, will be amortized into earnings in 2013. As of September 30, 2012, retirement plans in total were underfunded by $818, which includes $353 of unfunded plans.

As of the plans' September 30, 2012 and 2011 measurement dates, the total accumulated benefit obligation was $5,010 and $4,345, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were $4,763, $4,504 and $3,947, respectively, for 2012, and $4,093, $3,907 and $3,380, respectively, for 2011.

Future benefit payments by U.S. plans are estimated to be $181 in 2013, $191 in 2014, $200 in 2015, $209 in 2016, $218 in 2017 and $1,212 in total over the five years 2018 through 2022. Based on foreign currency exchange rates as of September 30, 2012, future benefit payments by non-U.S. plans are estimated to be $45 in 2013, $47 in 2014, $51 in 2015, $53 in 2016, $56 in 2017 and $309 in total over the five years 2018 through 2022. The Company expects to contribute approximately $150 to its retirement plans in 2013.

The weighted-average assumptions used in the valuation of pension benefits were as follows:

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Net pension expense:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Expected return on plan assets	8.00%	8.00%	7.75%	5.9%	5.9%	5.9%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Benefit obligations:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

The discount rate for the U.S. retirement plans was 4.0 percent as of September 30, 2012. An actuarially determined, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. Defined benefit pension plan expense for 2013 is expected to be approximately $230, versus $173 in 2012.

The Company's asset allocations at September 30, 2012 and 2011, and weighted-average target allocations are as follows:

	U.S. Plans			Non-U.S. Plans
	2011	2012	Target	2011	2012	Target
Equity securities	62%	64%	60-70%	50%	55%	50-60%
Debt securities	30%	27%	25-35%	32%	30%	25-35%
Other	8%	9%	3-10%	18%	15%	10-20%
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited to exchange-traded futures contracts and is inconsequential.

The fair values of defined benefit plan assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1, follow:

	Level 1	Level 2	Level 3	Total	%
2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	0	528	—	528	12%
Government bonds	0	551	—	551	12%
High yield bonds	0	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291	—	767	20%
Emerging market equities	59	128	—	187	5%
Corporate bonds	—	522	—	522	14%
Government bonds	—	509	—	509	13%
High yield bonds	—	130	—	130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

Asset Classes
U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate Bonds represent investment-grade debt of issuers primarily from the U.S. Government Bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High Yield Bonds include non-investment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.), and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily non-exchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2, and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

A reconciliation of the change in value for Level 3 assets follows:

	2011	2012
Beginning balance, October 1	$249	267
Gains (Losses) on assets held	34	9
Gains (Losses) on assets sold	(9)	(16)
Purchases, sales and settlements, net	(7)	(10)
Ending balance, September 30	$267	250

Postretirement Plans	12 Months Ended
Sep. 30, 2012
Postemployment Benefits [Abstract]
Postretirement Plans
(11) POSTRETIREMENT PLANS

The Company sponsors unfunded postretirement benefit plans (primarily health care) for U.S. retirees and their dependents. The components of net postretirement benefits expense for the years ended September 30 follow:

	2010	2011	2012
Service cost	$5	3	2
Interest cost	24	17	16
Net amortization	1	(7)	(11)
Net postretirement expense	$30	13	7

Reconciliations of the actuarial present value of accumulated postretirement benefit obligations follow:

	2011	2012
Benefit obligation, beginning	$417	392
Service cost	3	2
Interest cost	17	16
Actuarial (gain) loss	(25)	(10)
Benefits paid	(20)	(17)
Plan amendments	—	(16)
Benefit obligation, ending (recognized in balance sheet)	$392	367

As of September 30, 2012 there were $99 of deferred actuarial gains in accumulated other comprehensive income, of which approximately $12 will be amortized into earnings in 2013. The assumed discount rates used in measuring the benefit obligations as of September 30, 2012, 2011 and 2010, were 3.25 percent, 4.25 percent and 4.25 percent, respectively. The assumed health care cost trend rate for 2013 is 7.5 percent, declining to 5.0 percent in 2018, and for 2012 was 8.0 percent, declining to 5.0 percent in 2018. A one-percentage-point increase or decrease in the assumed health care cost trend rate for each year would increase or decrease 2012 postretirement expense less than 10 percent and the benefit obligation as of September 30, 2012 less than 5 percent. The Company estimates that future health care benefit payments will be $33 in 2013, $33 in 2014, $32 in 2015, $31 in 2016, $31 in 2017 and $138 in total over the five years 2018 through 2022.

Contingent Liabilities And Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities And Commitments
(12) CONTINGENT LIABILITIES AND COMMITMENTS

Emerson is a party to a number of pending legal proceedings and claims, including those involving general and product liability and other matters, several of which claim substantial amounts of damages. The Company accrues for such liabilities when it is probable that future costs (including legal fees and expenses) will be incurred and such costs can be reasonably estimated. Accruals are based on developments to date; management's estimates of the outcomes of these matters; the Company's experience in contesting, litigating and settling similar matters; and any related insurance coverage. Although it is not possible to predict the ultimate outcome of these matters, the Company historically has been successful in defending itself against claims and suits that have been brought against it, and will continue to defend itself vigorously in all such matters. While the Company believes a material adverse impact is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future development could have a material adverse impact on the Company.

The Company enters into certain indemnification agreements in the ordinary course of business in which the indemnified party is held harmless and is reimbursed for losses incurred from claims by third parties, usually up to a prespecified limit. In connection with divestitures of certain assets or businesses, the Company often provides indemnities to the buyer with respect to certain matters including, as examples, environmental or unidentified tax liabilities related to periods prior to the disposition. Because of the uncertain nature of the indemnities, the maximum liability cannot be quantified. As such, liabilities are recorded when they are both probable and reasonably estimable. Historically, payments under indemnity arrangements have been inconsequential.

At September 30, 2012, there were no known contingent liabilities (including guarantees, pending litigation, taxes and other claims) that management believes will be material in relation to the Company's financial statements, nor were there any material commitments outside the normal course of business.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
(13) INCOME TAXES

Pretax earnings from continuing operations consist of the following:

	2010	2011	2012
United States	$1,303	1,891	1,742
Non-U.S.	1,576	1,740	1,373
Total pretax earnings from continuing operations	$2,879	3,631	3,115

The principal components of income tax expense follow:

	2010	2011	2012
Current:
Federal	$496	503	750
State and local	33	37	61
Non-U.S.	413	477	466

Deferred:
Federal	(55)	149	(129)
State and local	(1)	3	(4)
Non-U.S.	(38)	(42)	(53)
Income tax expense	$848	1,127	1,091

Reconciliations of the U.S. federal statutory tax rate to the Company's effective tax rate follow:

	2010	2011	2012
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.7	0.7	1.3
Non-U.S. rate differential	(4.5)	(3.5)	(4.0)
Non-U.S. tax holidays	(2.2)	(1.0)	(1.7)
U.S. manufacturing deduction	(0.6)	(1.1)	(1.4)
Goodwill impairment	—	0.2	4.6
Other	1.0	0.7	1.2
Effective income tax rate	29.4%	31.0%	35.0%

Non-U.S. tax holidays reduce tax rates in certain foreign jurisdictions and are expected to expire over the next five years.

Following are reconciliations of the beginning and ending balances of unrecognized tax benefits before recoverability of cross-jurisdictional tax credits (federal, state and non-U.S.) and temporary differences. The amount of unrecognized tax benefits is not expected to significantly increase or decrease within the next 12 months.

	2011	2012
Beginning balance, at October 1	$170	162
Additions for current year tax positions	13	11
Additions for prior year tax positions	27	21
Reduction for prior year tax positions	(22)	(14)
Reduction for settlements with tax authorities	(7)	(5)
Reduction for expirations of statute of limitations	(19)	(18)
Ending balance, at September 30	$162	157

If none of the unrecognized tax benefits shown is ultimately paid, the tax provision and the calculation of the effective tax rate would be favorably impacted by $114. The Company accrues interest and penalties related to income taxes in income tax expense. Total interest and penalties recognized were $(1), $(3) and $(1) in 2012, 2011 and 2010, respectively. As of September 30, 2012 and 2011, total accrued interest and penalties were $35 and $36, respectively.

The United States is the major jurisdiction for which the Company files income tax returns. Examinations by the U.S. Internal Revenue Service are complete through 2007. The status of state and non-U.S. tax examinations varies by the numerous legal entities and jurisdictions in which the Company operates.

The principal items that gave rise to deferred income tax assets and liabilities follow:

	2011	2012
Deferred tax assets:
Net operating losses and tax credits	$242	237
Accrued liabilities	219	247
Postretirement and postemployment benefits	137	135
Employee compensation and benefits	176	194
Pensions	196	224
Other	176	138
Total	1,146	1,175

Valuation allowances	(107)	(113)

Deferred tax liabilities:
Intangibles	(890)	(780)
Property, plant and equipment	(284)	(282)
Other	(133)	(110)
Total	(1,307)	(1,172)

Net deferred income tax liability	$(268)	(110)

At September 30, 2012 and 2011, respectively, net current deferred tax assets were $377 and $400, and net noncurrent deferred tax liabilities were $487 and $668. Total income taxes paid were approximately $1,300, $1,030 and $890 in 2012, 2011 and 2010, respectively. Approximately half of the $237 net operating losses and tax credits can be carried forward indefinitely, while the remainder expire over varying periods.

Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation
(14) STOCK-BASED COMPENSATION

The Company's stock-based compensation plans include stock options, performance shares, restricted stock and restricted stock units. Although the Company has discretion, shares distributed under these plans are issued from treasury stock.

Stock Options
The Company's stock option plans permit key officers and employees to purchase common stock at specified prices. Awards from the 2011 plan were granted at 100 percent of the closing market price of the Company's common stock on the date of grant, while prior awards were granted at 100 percent of the average of the high and low market prices on the date of grant. Options generally vest one-third each year and expire 10 years from the date of grant. Compensation expense is recognized ratably over the vesting period based on the number of options expected to vest. As of September 30, 2012, 19.7 million options were available for grant under the plans.

Changes in shares subject to option during the year ended September 30, 2012 follow:

(shares in thousands)	Average Exercise Price Per Share	Shares	Total Intrinsic Value of Awards	Average Remaining Life (Years)
Beginning of year	$43.16	15,952
Options granted	$44.03	945
Options exercised	$29.62	(1,844)
Options canceled	$49.08	(450)
End of year	$44.75	14,603	$93	6.0
Exercisable at year end	$42.34	10,540	$87	5.1

The weighted-average grant date fair value per option was $7.53, $11.00 and $8.51 for 2012, 2011 and 2010, respectively. Cash received for option exercises was $42 in 2012, $65 in 2011 and $53 in 2010. The total intrinsic value of options exercised was $38, $49 and $59 in 2012, 2011 and 2010, respectively, and the actual tax benefit realized from tax deductions related to option exercises was $11, $16 and $4, respectively.

The grant date fair value of options is estimated using the Black-Scholes option-pricing model. Weighted-average assumptions used in valuations for 2012, 2011 and 2010 follow: risk-free interest rate, based on U.S. Treasury yields, 1.3 percent, 1.9 percent and 3.0 percent; dividend yields, 3.7 percent, 2.6 percent and 3.2 percent; and expected volatility, based on historical volatility, 27 percent, 25 percent and 25 percent. The expected life of an option is 7 years based on historical experience and expected future exercise patterns.

Performance Shares, Restricted Stock and Restricted Stock Units
The Company's incentive shares plans include performance share awards which distribute the value of common stock to key management employees subject to certain operating performance conditions and other restrictions. Distribution is primarily in shares of common stock and partially in cash. Compensation expense is recognized over the service period based on the number of awards expected to be ultimately earned. Performance share awards are accounted for as liabilities in accordance with ASC 718, Compensation - Stock Compensation, with compensation expense adjusted at the end of each reporting period to reflect the change in fair value of the awards.

As a result of the Company achieving the performance objective at the end of 2010 for performance shares primarily awarded in 2007, and employees providing an additional year of service, 4,777,248 rights to receive common shares vested and were distributed to participants in 2011 as follows: 2,841,534 issued in shares, 1,661,045 withheld for income taxes and 274,669 paid in cash. As of September 30, 2012 and 2011, 5,273,566 and 5,367,146 rights to receive common shares (awarded primarily in 2010) were outstanding, contingent on the Company achieving the performance objective through 2013 plus the provision of service by the employees.

Incentive shares plans also include restricted stock awards, which involve distribution of common stock to key management employees subject to cliff vesting at the end of service periods ranging from three to ten years. The fair value of restricted stock awards is determined based on the average of the high and low market prices of the Company's common stock on the date of grant, with compensation expense recognized ratably over the applicable service period. In 2012, 345,946 shares of restricted stock vested as a result of participants fulfilling the applicable service requirements and, accordingly, 209,168 shares were issued while 136,778 shares were withheld for income taxes in accordance with minimum withholding requirements. As of September 30, 2012, there were 1,525,000 shares of unvested restricted stock outstanding.

Changes in awards outstanding but not yet earned under the incentive shares plans during the year ended
September 30, 2012 follow:

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	7,101	$39.38
Granted	340	$42.41
Earned/vested	(346)	$38.68
Canceled	(296)	$39.71
End of year	6,799	$39.55

The total fair value of shares vested under incentive shares plans was $15, $276 and $42, respectively, in 2012, 2011 and 2010, of which $6, $113 and $15, respectively, was paid in cash, primarily for tax withholding. As of September 30, 2012, 10 million shares remained available for award under the incentive shares plans.

Total compensation expense for the stock option and incentive shares plans was $100, $121 and $217, for 2012, 2011 and 2010, respectively. The decrease from 2011 to 2012 reflects a stock option award in 2011 and no incentive stock plan overlap in 2012. The decrease from 2010 to 2011 reflects changes in the Company's stock price and the vesting and payment of a portion of the 2007 awards early in 2011. Income tax benefits recognized in the income statement for these compensation arrangements during 2012, 2011 and 2010 were $28, $32 and $65, respectively. As of September 30, 2012, there was $122 of total unrecognized compensation cost related to unvested awards granted under these plans, which is expected to be recognized over a weighted-average period of 1.6 years.

In addition to the stock option and incentive shares plans, in 2012 the Company awarded 22,921 shares of restricted stock and 4,818 restricted stock units under the restricted stock plan for nonmanagement directors. As of September 30, 2012, 290,813 shares remained available for issuance under this plan.

Common Stock	12 Months Ended
Sep. 30, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock
(15) COMMON STOCK

At September 30, 2012, 50 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2012,16.4 million common shares were repurchased and 1.6 million treasury shares were reissued.

Business Segments Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments Information
(16) BUSINESS SEGMENTS INFORMATION

The Company designs and supplies products and technology and delivers engineering services in a wide range of industrial, commercial and consumer end markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell. The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions, including digital plant architecture that allows communication of devices with centralized systems, to provide precision measurement, control, monitoring and asset optimization for plants that produce power or process fluids or items such as petroleum, chemicals, food and beverages, pulp and paper, pharmaceuticals, and municipal water supplies. The Industrial Automation segment provides commercial and industrial motors and drives, power transmission and materials handling equipment, low, medium and high voltage alternators and other power generation equipment, materials joining and precision cleaning products, fluid power and control mechanisms, and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems for telecommunications networks, data centers and other critical applications, including power conditioning and uninterruptible AC and DC power supplies, embedded power supplies and computing systems, precision cooling systems, electrical switching equipment, and integrated data center infrastructure monitoring and management systems. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring technology and services to all elements of the climate control industry, including residential heating and cooling, commercial air conditioning, and commercial and industrial refrigeration. The Commercial & Residential Solutions (formerly Tools and Storage) segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is a direct sales force, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as nationalization of operations, significant currency exchange rate fluctuations and restrictions on the movement of funds.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate and other includes goodwill impairment charges. Corporate assets are primarily comprised of cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geographic region (also see Notes 3 through 6).

Business Segments

	Sales			Earnings			Total Assets
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$6,022	7,000	7,899	1,093	1,402	1,599	5,406	5,915	6,607
Industrial Automation	4,289	5,294	5,188	591	830	871	3,688	3,818	3,619
Network Power	5,828	6,811	6,399	800	756	624	8,072	7,945	7,212
Climate Technologies	3,801	3,995	3,766	691	709	668	2,172	2,229	2,260
Commercial &
Residential Solutions	1,755	1,837	1,877	357	375	396	1,314	1,271	1,155
	21,695	24,937	25,129	3,532	4,072	4,158	20,652	21,178	20,853
Differences in
accounting methods				195	231	226
Corporate and other (a)(b)				(587)	(449)	(1,045)	2,191	2,683	2,965
Sales eliminations/Interest	(656)	(715)	(717)	(261)	(223)	(224)
Total	$21,039	24,222	24,412	2,879	3,631	3,115	22,843	23,861	23,818

(a) Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year (see Note 14).
(b) 2012 includes a noncash, pretax goodwill impairment charge of $592 ($528 after-tax, or $0.72 per share) related to the Network Power segment and 2011 includes a charge of $19 ($0.03 per share) related to the Industrial Automation segment (see Note 6).

	Intersegment Sales			Depreciation and Amortization Expense			Capital Expenditures
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$3	7	13	183	198	198	105	194	228
Industrial Automation	570	640	619	150	148	138	114	138	134
Network Power	31	24	38	205	286	256	103	99	101
Climate Technologies	46	42	45	148	138	133	104	120	106
Commercial &
Residential Solutions	6	2	2	95	57	53	57	35	46
Corporate and other				35	40	45	41	61	50
Total	$656	715	717	816	867	823	524	647	665

Geographic

	Sales by Destination			Property, Plant and Equipment
	2010	2011	2012	2010	2011	2012
United States and Canada	$9,823	10,773	10,980	1,858	1,869	1,918
Asia	4,858	5,636	5,790	505	583	592
Europe	4,309	5,271	4,946	683	714	689
Latin America	1,065	1,319	1,430	229	262	293
Middle East/Africa	984	1,223	1,266	12	9	17
Total	$21,039	24,222	24,412	3,287	3,437	3,509

Sales in the U.S. were $10,036, $9,900 and $9,101 for 2012, 2011 and 2010, respectively, while Asia includes sales in China of $3,012, $3,079 and $2,692, respectively. U.S.-located fixed assets were $1,900, $1,853 and $1,839.

Other Financial Data	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Other Financial Data
(17) OTHER FINANCIAL DATA

Items reported in earnings during the years ended September 30 include the following:

	2010	2011	2012
Research and development expense	$473	555	547
Depreciation expense	$562	522	505
Rent expense	$353	372	395

The Company leases certain facilities, transportation and office equipment, and various other items under operating lease agreements. Minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $271 in 2013, $195 in 2014, $137 in 2015, $91 in 2016 and $55 in 2017.

Items reported in accrued expenses include the following:

	2011	2012
Employee compensation	$640	642
Customer advanced payments	$385	380
Product warranty	$211	187

Other liabilities are summarized as follows:

	2011	2012
Pension plans	$732	818
Deferred income taxes	764	592
Postretirement plans, excluding current portion	361	337
Other	664	709
Total	$2,521	2,456

Other operating cash flow is comprised of the following:

	2010	2011	2012
Pension expense	$132	145	173
Stock compensation expense	217	121	100
(Gain) Loss on sale of businesses, net of tax	(167)	(25)	5
Deferred income taxes and other	15	19	(97)
Total	$197	260	181

Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Information
(18) QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2011	2012	2011	2012	2011	2012	2011	2012	2011	2012
Net sales	$5,535	5,309	5,854	5,919	6,288	6,484	6,545	6,700	24,222	24,412
Gross profit	$2,163	2,055	2,306	2,336	2,498	2,628	2,590	2,749	9,557	9,768
Earnings from continuing
operations common stockholders	$480	371	556	545	683	770	735	282	2,454	1,968
Net earnings common stockholders	$480	371	556	545	683	770	761	282	2,480	1,968

Earnings per common share
from continuing operations:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	0.98	0.39	3.26	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	0.98	0.39	3.24	2.67

Net earnings per common share:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	1.02	0.39	3.29	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	1.01	0.39	3.27	2.67

Dividends per common share	$0.345	0.40	0.345	0.40	0.345	0.40	0.345	0.40	1.38	1.60

Common stock prices:
High	$58.74	52.64	62.24	53.78	61.29	53.01	58.47	52.98	62.24	53.78
Low	$52.12	39.50	55.86	47.00	50.84	43.75	41.31	43.59	41.31	39.50

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure. Results include discontinued operations; see Note 3.

Earnings from continuing operations, net earnings and the related per share amounts include noncash, after-tax goodwill impairment charges of $528 or $0.72 per share in the fourth quarter of 2012, and $19 or $0.03 per share in the fourth quarter of 2011.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Financial Statement Presentation
Financial Statement Presentation
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles
(U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain operating results have been classified as discontinued operations. See Note 3.

In the fourth quarter of 2012, the Company adopted updates to ASC 715, Compensation - Retirement Benefits, which require certain disclosures for entities participating in multiemployer benefit plans. The updates did not change current measurement and recognition guidance for multiemployer plan expense, and adoption had no impact on the Company's results of operations. See Note 10.

Principles Of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly-traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation
Foreign Currency Translation
The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Fair Value Measurements
Fair Value Measurements
ASC 820, Fair Value Measurement, established a formal hierarchy and framework for measuring certain financial statement items at fair value, and expanded disclosures about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The Company's long-term debt is Level 2, with the fair value estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. In the second quarter of 2012, Emerson adopted updates to ASC 820 which established common fair value measurement and disclosure requirements for U.S. GAAP and International Financial Reporting Standards. Adoption had an inconsequential impact on the Company's financial statements.

Cash Equivalents	Cash Equivalents Cash equivalents consist of highly liquid investments with original maturities of three months or less.
Inventories
Inventories
Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales.

Property, Plant And Equipment
Property, Plant and Equipment
The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on estimated fair values if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets
Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Estimated fair values of reporting units are Level 3 measures and are developed primarily under an income approach that discounts estimated future cash flows using risk-adjusted interest rates. In 2012, the Company adopted updates to ASC 350, Intangibles - Goodwill and Other, that allow in certain cases for an initial qualitative assessment of whether fair value exceeds carrying value for goodwill impairment testing.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over their estimated useful lives. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Warranty
Warranty
Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition
Revenue Recognition
The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or a management estimate of the relative selling price. Revenue is recognized individually for delivered elements only if they have value to the customer on a stand-alone basis and the performance of the undelivered items is probable and substantially in the Company's control, or the undelivered elements are inconsequential or perfunctory and there are no unsatisfied contingencies related to payment. Approximately ten percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service and maintenance. Selling prices are primarily determined using vendor-specific objective evidence. Generally, contract duration is short-term and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked. The use of management estimated selling prices to allocate consideration in multiple deliverables arrangements became effective for the Company October 1, 2010. The impact of this change was inconsequential.

Derivatives And Hedging
Derivatives and Hedging
In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and recognized at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

The Company has bilateral collateral arrangements with derivatives counterparties for which credit rating-based posting thresholds vary depending on the arrangement. If credit ratings on the Company's debt fall below preestablished levels, counterparties can require immediate full collateralization on all instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit ratings fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. Net values of contracts are reported in other current assets or accrued expenses as appropriate depending on positions with counterparties as of the balance sheet date. See Note 7.

Income Taxes
Income Taxes
The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and tax rates currently enacted in each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately $6.3 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2012, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed non-U.S. earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income
Comprehensive Income
Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments, and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of $466 and $671, deferred pension and postretirement charges of $1,213 and $1,164 and cash flow hedges and other credits of $16 and charges of $69, respectively, at September 30, 2012 and 2011. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings, plus foreign currency translation.

Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2012
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

(shares in millions)	2010	2011	2012
Basic shares outstanding	750.7	748.5	730.6
Dilutive shares	6.3	5.0	4.0
Diluted shares outstanding	757.0	753.5	734.6

Acquisitions And Divestitures (Tables)	12 Months Ended
Sep. 30, 2012
Acquisitions And Divestitures [Abstract]
Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities

2010
Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2012
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

Other deductions, net are summarized as follows:
	2010	2011	2012
Amortization of intangibles (intellectual property and customer relationships)	$176	261	241
Rationalization of operations	126	81	119
Other	71	38	91
Gains, net	(4)	(24)	(50)
Total	$369	356	401

Rationalization Of Operations (Tables)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Restructuring Charges [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2011	Expense	Paid/Utilized	2012
Severance and benefits	$24	58	59	23
Lease and other contract terminations	3	10	8	5
Fixed asset write-downs	—	9	9	—
Vacant facility and other shutdown costs	2	12	11	3
Start-up and moving costs	1	30	30	1
Total	$30	119	117	32

	2010	Expense	Paid/Utilized	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	—	12	12	—
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	—	38	37	1
Total	$69	81	120	30

Schedule Of Rationalization Of Operations By Segment

	2010	2011	2012
Process Management	$35	11	19
Industrial Automation	48	32	27
Network Power	25	20	53
Climate Technologies	13	11	11
Commercial & Residential Solutions	5	7	9
Total	$126	81	119

Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, Sept 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, Sept 30, 2011	$2,368	1,393	3,990	483	537	8,771
Acquisitions	5		62	27		94
Divestitures					(102)	(102)
Impairment			(592)			(592)
Foreign currency translation and other	6	(55)	(93)	(9)	6	(145)
Balance, Sept 30, 2012	$2,379	1,338	3,367	501	441	8,026

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2011	2012	2011	2012	2011	2012	2011	2012
Gross carrying amount	$1,499	1,537	1,110	1,125	971	1,046	3,580	3,708
Less: Accumulated amortization	330	459	518	606	763	805	1,611	1,870
Net carrying amount	$1,169	1,078	592	519	208	241	1,969	1,838

Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2010	2011	2012	2010	2011	2012
	Location
Foreign currency	Sales	$(5)	11	3	11	2	16
Foreign currency	Cost of sales	6	22	5	30	(16)	42
Commodity	Cost of sales	42	52	(42)	44	(58)	43
Foreign currency	Other deductions, net	117	9	45
Total		$160	94	11	85	(72)	101

Schedule Of Fair Values Of Derivative Contracts Outstanding

	2011		2012
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$17	48	31	8
Commodity	$—	83	9	7

Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2012
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2011	2012
Current maturities of long-term debt	$279	560
Commercial paper	588	936
Payable to banks	10	10
Total	$877	1,506

Weighted-average short-term borrowing interest rate at year end	0.1%	0.2%

Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt

	2011	2012
5.75% notes due November 2011	$250	—
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	103	97
Long-term debt	4,603	4,347
Less: current maturities	279	560
Total, net	$4,324	3,787

Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Retirement Plans Expense

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Defined benefit plans:
Service cost (benefits earned
during the period)	$51	52	55	24	30	27
Interest cost	175	172	172	45	50	50
Expected return on plan assets	(263)	(279)	(275)	(42)	(49)	(43)
Net amortization and other	122	147	168	20	22	19
Net periodic pension expense	85	92	120	47	53	53
Defined contribution plans	81	98	103	36	50	59
Total retirement plans expense	$166	190	223	83	103	112

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. Plans		Non-U.S. Plans
	2011	2012	2011	2012
Projected benefit obligation, beginning	$3,466	3,644	1,061	960
Service cost	52	55	30	27
Interest cost	172	172	50	50
Actuarial (gain) loss	114	502	(125)	137
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	7	3	(3)	10
Projected benefit obligation, ending	$3,644	4,203	960	1,143

Fair value of plan assets, beginning	$3,206	3,182	714	690
Actual return on plan assets	29	595	—	100
Employer contributions	112	113	30	50
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	2	2	(1)	10
Fair value of plan assets, ending	$3,182	3,719	690	809

Net amount recognized in the balance sheet	$(462)	(484)	(270)	(334)

Amounts recognized in the balance sheet:
Noncurrent liability	$(462)	(484)	(270)	(334)
Accumulated other comprehensive pretax loss	$(1,659)	(1,674)	(240)	(308)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Net pension expense:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Expected return on plan assets	8.00%	8.00%	7.75%	5.9%	5.9%	5.9%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Benefit obligations:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. Plans			Non-U.S. Plans
	2011	2012	Target	2011	2012	Target
Equity securities	62%	64%	60-70%	50%	55%	50-60%
Debt securities	30%	27%	25-35%	32%	30%	25-35%
Other	8%	9%	3-10%	18%	15%	10-20%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	0	528	—	528	12%
Government bonds	0	551	—	551	12%
High yield bonds	0	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291	—	767	20%
Emerging market equities	59	128	—	187	5%
Corporate bonds	—	522	—	522	14%
Government bonds	—	509	—	509	13%
High yield bonds	—	130	—	130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

Reconciliation Of Change In Value For Level 3 Assets

	2011	2012
Beginning balance, October 1	$249	267
Gains (Losses) on assets held	34	9
Gains (Losses) on assets sold	(9)	(16)
Purchases, sales and settlements, net	(7)	(10)
Ending balance, September 30	$267	250

Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Postemployment Benefits [Abstract]
Components Of Net Postretirement Benefits Expense

	2010	2011	2012
Service cost	$5	3	2
Interest cost	24	17	16
Net amortization	1	(7)	(11)
Net postretirement expense	$30	13	7

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2011	2012
Benefit obligation, beginning	$417	392
Service cost	3	2
Interest cost	17	16
Actuarial (gain) loss	(25)	(10)
Benefits paid	(20)	(17)
Plan amendments	—	(16)
Benefit obligation, ending (recognized in balance sheet)	$392	367

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2010	2011	2012
United States	$1,303	1,891	1,742
Non-U.S.	1,576	1,740	1,373
Total pretax earnings from continuing operations	$2,879	3,631	3,115

Schedule Of Principal Components Of Income Tax Expense

	2010	2011	2012
Current:
Federal	$496	503	750
State and local	33	37	61
Non-U.S.	413	477	466

Deferred:
Federal	(55)	149	(129)
State and local	(1)	3	(4)
Non-U.S.	(38)	(42)	(53)
Income tax expense	$848	1,127	1,091

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2010	2011	2012
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.7	0.7	1.3
Non-U.S. rate differential	(4.5)	(3.5)	(4.0)
Non-U.S. tax holidays	(2.2)	(1.0)	(1.7)
U.S. manufacturing deduction	(0.6)	(1.1)	(1.4)
Goodwill impairment	—	0.2	4.6
Other	1.0	0.7	1.2
Effective income tax rate	29.4%	31.0%	35.0%

Schedule Of Unrecognized Tax Benefits

	2011	2012
Beginning balance, at October 1	$170	162
Additions for current year tax positions	13	11
Additions for prior year tax positions	27	21
Reduction for prior year tax positions	(22)	(14)
Reduction for settlements with tax authorities	(7)	(5)
Reduction for expirations of statute of limitations	(19)	(18)
Ending balance, at September 30	$162	157

Schedule Of Deferred Income Tax Assets And Liabilities

	2011	2012
Deferred tax assets:
Net operating losses and tax credits	$242	237
Accrued liabilities	219	247
Postretirement and postemployment benefits	137	135
Employee compensation and benefits	176	194
Pensions	196	224
Other	176	138
Total	1,146	1,175

Valuation allowances	(107)	(113)

Deferred tax liabilities:
Intangibles	(890)	(780)
Property, plant and equipment	(284)	(282)
Other	(133)	(110)
Total	(1,307)	(1,172)

Net deferred income tax liability	$(268)	(110)

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

(shares in thousands)	Average Exercise Price Per Share	Shares	Total Intrinsic Value of Awards	Average Remaining Life (Years)
Beginning of year	$43.16	15,952
Options granted	$44.03	945
Options exercised	$29.62	(1,844)
Options canceled	$49.08	(450)
End of year	$44.75	14,603	$93	6.0
Exercisable at year end	$42.34	10,540	$87	5.1

Schedule Of Changes In Incentive Awards Outstanding

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	7,101	$39.38
Granted	340	$42.41
Earned/vested	(346)	$38.68
Canceled	(296)	$39.71
End of year	6,799	$39.55

Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Results Of Operations By Business Segments

	Sales			Earnings			Total Assets
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$6,022	7,000	7,899	1,093	1,402	1,599	5,406	5,915	6,607
Industrial Automation	4,289	5,294	5,188	591	830	871	3,688	3,818	3,619
Network Power	5,828	6,811	6,399	800	756	624	8,072	7,945	7,212
Climate Technologies	3,801	3,995	3,766	691	709	668	2,172	2,229	2,260
Commercial &
Residential Solutions	1,755	1,837	1,877	357	375	396	1,314	1,271	1,155
	21,695	24,937	25,129	3,532	4,072	4,158	20,652	21,178	20,853
Differences in
accounting methods				195	231	226
Corporate and other (a)(b)				(587)	(449)	(1,045)	2,191	2,683	2,965
Sales eliminations/Interest	(656)	(715)	(717)	(261)	(223)	(224)
Total	$21,039	24,222	24,412	2,879	3,631	3,115	22,843	23,861	23,818

Business Segments Financial Information

	Intersegment Sales			Depreciation and Amortization Expense			Capital Expenditures
	2010	2011	2012	2010	2011	2012	2010	2011	2012
Process Management	$3	7	13	183	198	198	105	194	228
Industrial Automation	570	640	619	150	148	138	114	138	134
Network Power	31	24	38	205	286	256	103	99	101
Climate Technologies	46	42	45	148	138	133	104	120	106
Commercial &
Residential Solutions	6	2	2	95	57	53	57	35	46
Corporate and other				35	40	45	41	61	50
Total	$656	715	717	816	867	823	524	647	665

Financial Information By Geographic Area

	Sales by Destination			Property, Plant and Equipment
	2010	2011	2012	2010	2011	2012
United States and Canada	$9,823	10,773	10,980	1,858	1,869	1,918
Asia	4,858	5,636	5,790	505	583	592
Europe	4,309	5,271	4,946	683	714	689
Latin America	1,065	1,319	1,430	229	262	293
Middle East/Africa	984	1,223	1,266	12	9	17
Total	$21,039	24,222	24,412	3,287	3,437	3,509

Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Other Items Reported In Earnings

	2010	2011	2012
Research and development expense	$473	555	547
Depreciation expense	$562	522	505
Rent expense	$353	372	395

Accrued Expenses

	2011	2012
Employee compensation	$640	642
Customer advanced payments	$385	380
Product warranty	$211	187

Other Liabilities

	2011	2012
Pension plans	$732	818
Deferred income taxes	764	592
Postretirement plans, excluding current portion	361	337
Other	664	709
Total	$2,521	2,456

Other Operating Cash Flow

	2010	2011	2012
Pension expense	$132	145	173
Stock compensation expense	217	121	100
(Gain) Loss on sale of businesses, net of tax	(167)	(25)	5
Deferred income taxes and other	15	19	(97)
Total	$197	260	181

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2011	2012	2011	2012	2011	2012	2011	2012	2011	2012
Net sales	$5,535	5,309	5,854	5,919	6,288	6,484	6,545	6,700	24,222	24,412
Gross profit	$2,163	2,055	2,306	2,336	2,498	2,628	2,590	2,749	9,557	9,768
Earnings from continuing
operations common stockholders	$480	371	556	545	683	770	735	282	2,454	1,968
Net earnings common stockholders	$480	371	556	545	683	770	761	282	2,480	1,968

Earnings per common share
from continuing operations:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	0.98	0.39	3.26	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	0.98	0.39	3.24	2.67

Net earnings per common share:
Basic	$0.63	0.50	0.74	0.74	0.91	1.05	1.02	0.39	3.29	2.68
Diluted	$0.63	0.50	0.73	0.74	0.90	1.04	1.01	0.39	3.27	2.67

Dividends per common share	$0.345	0.40	0.345	0.40	0.345	0.40	0.345	0.40	1.38	1.60

Common stock prices:
High	$58.74	52.64	62.24	53.78	61.29	53.01	58.47	52.98	62.24	53.78
Low	$52.12	39.50	55.86	47.00	50.84	43.75	41.31	43.59	41.31	39.50

Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at fair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Percentage of product warranty expenses on sales	1.00%
Percentage of revenue from multiple deliverable arrangements	10.00%
Undistributed earnings of non-U.S. subsidiaries	$ 6,300,000,000
Foreign currency translation credits	466,000,000	671,000,000
Pension and postretirement charges	(1,213,000,000)	(1,164,000,000)
Cash flow hedges and other credits (charges)	$ 16,000,000	$ (69,000,000)
General duration of hedge positions is equal to or less than (in years)	2 years
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1 year
Buildings [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Buildings [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years

Weighted Average Common Shares (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Weighted Average Common Shares [Abstract]
Basic shares outstanding	730.6	748.5	750.7
Dilutive shares	4	5	6.3
Diluted shares outstanding	734.6	753.5	757
Antidilutive shares excluded from computation of earnings per share	7.7	4.6	3.9

Acquisitions And Divestitures (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Knaack Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2012 Avtron Loadbank and Marine Controls Business [Member]	Sep. 30, 2011 Avocent And Chloride Member	Sep. 30, 2010 Avocent And Chloride Member	Sep. 30, 2010 Landesk Member	Sep. 30, 2010 Appliance Motors And US Commercial And Industrial Motors Member	Sep. 30, 2010 Appliance Motors And US Commercial And Industrial Motors Member
Business Acquisitions and Divestitures [Line Items]
Purchases of businesses, net of cash and equivalents acquired									$ 187,000,000	$ 232,000,000	$ 2,843,000,000						$ 2,615,000,000
Cash Acquired from Acquisition									5,000,000	2,000,000	150,000,000
Annualized Sales									115,000,000	100,000,000	1,100,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount	94,000,000				125,000,000				94,000,000	125,000,000	1,633,000,000						1,509,000,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	36,000,000				0				36,000,000	0
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	82,000,000				75,000,000				82,000,000	75,000,000	1,166,000,000						1,071,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									9 years	12 years	10 years
Disposal Group, Including Discontinued Operation, Goodwill																			44,000,000	44,000,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets																			47,000,000	47,000,000
Percent of Entity Acquired															100.00%	100.00%
Disposal Group Including Discontinued Operations Working Capital																			98,000,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net																			152,000,000	152,000,000
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt											169,000,000						165,000,000
Gain on sale of business, net of tax														21,000,000				12,000,000	155,000,000
Gain on sale of business, income tax														30,000,000				10,000,000	126,000,000
Net earnings (loss), excluding divestiture gain																		(19,000,000)
Net Sales	6,700,000,000	6,484,000,000	5,919,000,000	5,309,000,000	6,545,000,000	6,288,000,000	5,854,000,000	5,535,000,000	24,412,000,000	24,222,000,000	21,039,000,000	95,000,000	12,000,000				373,000,000			827,000,000
Net Income (Loss) Attributable to Parent	282,000,000	770,000,000	545,000,000	371,000,000	761,000,000	683,000,000	556,000,000	480,000,000	1,968,000,000	2,480,000,000	2,164,000,000	7,000,000	1,000,000				(73,000,000)			38,000,000
Pro forma sales																	21,600,000,000
Pro forma earnings																	2,100,000,000
Proceeds from Divestiture of Businesses									125,000,000	103,000,000	846,000,000	114,000,000		73,000,000				230,000,000	622,000,000
(Gain) Loss on sale of business, net of tax									(5,000,000)	25,000,000	167,000,000	5,000,000
Disposal Group Tax Effect Of Income (Loss)												$ 3,000,000

Acquisitions And Divestitures (Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Acquisition [Line Items]
Intangibles	$ 82	$ 75	$ 1,166
Goodwill	94	125	1,633
Debt assumed			169
Purchases of businesses, net of cash and equivalents acquired	187	232	2,843
Avocent And Chloride Member
Business Acquisition [Line Items]
Accounts receivable			197
Inventory			155
Property, plant & equipment and other assets			148
Intangibles			1,071
Goodwill			1,509
Assets held for sale, including deferred taxes			278
Total assets			3,358
Accounts payable and accrued expenses			183
Debt assumed			165
Deferred taxes and other liabilities			395
Purchases of businesses, net of cash and equivalents acquired			$ 2,615

Other Deductions, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Deductions, Net [Abstract]
Dumping duties received	$ 43
Joint Venture Ownership Acquisition Gain		15
Amortization of intangibles (intellectual property and customer relationships)	241	261	176
Rationalization of operations	119	81	126
Other	91	38	71
Gains, net	(50)	(24)	(4)
Total	$ (401)	$ (356)	$ (369)

Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Rationalization Of Operations [Line Items]
Rationalization of operations liability		32	30	69
Rationalization of operations, expense		119	81	126
Rationalization of operations, paid/utilized		117	120
Total number of positions eliminated		2,700	2,800	3,500
Minimum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	70
Total number of facilities exited		20	20	20
Maximum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	80
Total number of facilities exited		25	25	25
Process Management [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		19	11	35
Industrial Automation [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		27	32	48
Network Power [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		53	20	25
Climate Technologies [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		11	11	13
Commercial & Residential Solutions [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		9	7	5
Severance And Benefits [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		23	24	57
Rationalization of operations, expense		58	17
Rationalization of operations, paid/utilized		59	50
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		5	3	8
Rationalization of operations, expense		10	3
Rationalization of operations, paid/utilized		8	8
Fixed Asset Write-Downs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		0	0	0
Rationalization of operations, expense		9	12
Rationalization of operations, paid/utilized		9	12
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		3	2	4
Rationalization of operations, expense		12	11
Rationalization of operations, paid/utilized		11	13
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		1	1	0
Rationalization of operations, expense		30	38
Rationalization of operations, paid/utilized		30	37

Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,771	$ 8,656
Acquisitions	94	125
Divestitures	(102)	(15)
Impairment	(592)	(19)	0
Foreign currency translation and other	(145)	24
Goodwill, ending balance	8,026	8,771	8,656
Process Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	2,368	2,274
Acquisitions	5	110
Divestitures
Impairment
Foreign currency translation and other	6	(16)
Goodwill, ending balance	2,379	2,368
Industrial Automation [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,393	1,379
Acquisitions
Divestitures		(1)
Impairment		(19)
Foreign currency translation and other	(55)	34
Goodwill, ending balance	1,338	1,393
Network Power [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	3,990	3,997
Acquisitions	62
Divestitures		(8)
Impairment	(592)
Foreign currency translation and other	(93)	1
Goodwill, ending balance	3,367	3,990
Climate Technologies [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	483	464
Acquisitions	27	15
Divestitures
Impairment
Foreign currency translation and other	(9)	4
Goodwill, ending balance	501	483
Commercial & Residential Solutions [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	537	542
Acquisitions
Divestitures	(102)	(6)
Impairment
Foreign currency translation and other	6	1
Goodwill, ending balance	$ 441	$ 537

Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,708				$ 3,580				$ 3,708	$ 3,580
Less: Accumulated amortization	1,870				1,611				1,870	1,611
Net carrying amount	1,838				1,969				1,838	1,969
Amortization of intangible assets									318	345	254
Future amortization expense, 2013	308								308
Future amortization expense, 2014	274								274
Future amortization expense, 2015	244								244
Future amortization expense, 2016	197								197
Future amortization expense, 2017	175								175
Goodwill impairment, net of tax									528	19	0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03
Net Sales	6,700	6,484	5,919	5,309	6,545	6,288	5,854	5,535	24,412	24,222	21,039
Embedded Computing & Power [Member]
Intangibles Other Than Goodwill [Line Items]
Net Sales									1,400
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,537				1,499				1,537	1,499
Less: Accumulated amortization	459				330				459	330
Net carrying amount	1,078				1,169				1,078	1,169
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,125				1,110				1,125	1,110
Less: Accumulated amortization	606				518				606	518
Net carrying amount	519				592				519	592
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,046				971				1,046	971
Less: Accumulated amortization	805				763				805	763
Net carrying amount	$ 241				$ 208				$ 241	$ 208

Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 lb	Sep. 30, 2011	Sep. 30, 2010
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 11,000,000	$ 94,000,000	$ 160,000,000
Gain (Loss) to other comprehensive income	101,000,000	(72,000,000)	85,000,000
Notional value of foreign currency hedge positions	2,100,000,000
Weight of copper and aluminum for commodity hedges, in pounds	66,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	3,000,000	11,000,000	(5,000,000)
Gain (Loss) to other comprehensive income	16,000,000	2,000,000	11,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	5,000,000	22,000,000	6,000,000
Gain (Loss) to other comprehensive income	42,000,000	(16,000,000)	30,000,000
Commodity Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(42,000,000)	52,000,000	42,000,000
Gain (Loss) to other comprehensive income	43,000,000	(58,000,000)	44,000,000
Foreign Currency Derivatives Not Receiving Deferral Accounting - Other Deductions, Net [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 45,000,000	$ 9,000,000	$ 117,000,000

Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financial Instruments [Line Items]
Collateral balance posted	$ 0
Collateral held from counterparties	0
Collateral balance could have been required to post	2
Fair value of long-term debt	5,088	5,276
Fair value of long-term debt compared with carrying value	741	673
Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	31	17
Fair value of derivative liabilities	8	48
Commodity Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	9	0
Fair value of derivative liabilities	$ 7	$ 83

Short-Term Borrowings And Lines Of Credit (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Short Term Borrowings And Lines Of Credit [Line Items]
Long-term Debt, Current Maturities	$ 560,000,000	$ 279,000,000
Commercial paper	936,000,000	588,000,000
Payable to banks	10,000,000	10,000,000
Total	1,506,000,000	877,000,000
Weighted-average short-term borrowing interest rate at year end	0.20%	0.10%
Four-Year Revolving Credit Facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	$ 2,750,000,000

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument [Line Items]
Long-term debt	$ 4,347	$ 4,603
Less: Current maturities	560	279
Total, net	3,787	4,324
Long-term debt maturing during year two	268
Long-term debt maturing during year three	520
Long-term debt maturing during year four	250
Long-term debt maturing during year five	250
Interest paid related to short-term borrowings and long-term debt	234	239	264
5.75% Notes Due November 2011 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2011	November 2011
Long-term debt	0	250
Notes interest rate, percentage	5.75%	5.75%
4.625% Notes Due October 2012 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2012	October 2012
Long-term debt	250	250
Notes interest rate, percentage	4.63%	4.63%
4.5% Notes Due May 2013 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	May 2013	May 2013
Long-term debt	250	250
Notes interest rate, percentage	4.50%	4.50%
5.625% Notes Due November 2013 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2013	November 2013
Long-term debt	250	250
Notes interest rate, percentage	5.63%	5.63%
5.0% Notes Due December 2014 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	December 2014	December 2014
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.125% Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2015	April 2015
Long-term debt	250	250
Notes interest rate, percentage	4.13%	4.13%
4.75% Notes Due October 2015 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2015	October 2015
Long-term debt	250	250
Notes interest rate, percentage	4.75%	4.75%
5.125% Notes Due December 2016 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	December 2016	December 2016
Long-term debt	250	250
Notes interest rate, percentage	5.13%	5.13%
5.375% Notes Due October 2017 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2017	October 2017
Long-term debt	250	250
Notes interest rate, percentage	5.38%	5.38%
5.25% Notes Due October 2018[Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2018	October 2018
Long-term debt	400	400
Notes interest rate, percentage	5.25%	5.25%
5.0% Notes Due April 2019 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2019	April 2019
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.875% Notes Due October 2019 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2019	October 2019
Long-term debt	500	500
Notes interest rate, percentage	4.88%	4.88%
4.25% Notes Due November 2020 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2020	November 2020
Long-term debt	300	300
Notes interest rate, percentage	4.25%	4.25%
6.0% Notes Due August 2032 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	August 2032	August 2032
Long-term debt	250	250
Notes interest rate, percentage	6.00%	6.00%
6.125% Notes Due April 2039 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2039	April 2039
Long-term debt	250	250
Notes interest rate, percentage	6.13%	6.13%
5.25% Notes Due November 2039 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2039	November 2039
Long-term debt	300	300
Notes interest rate, percentage	5.25%	5.25%
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 97	$ 103

Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2013	$ 244
Losses deferred in accumulated other comprehensive income	1,982
Funded status of plan	(818)
Unfunded retirement plans	353
Total accumulated benefit obligation	5,010	4,345
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	4,763	4,093
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	4,504	3,907
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	3,947	3,380
Estimated future employer contributions in next fiscal year	150
Pension expense	173	145	132
Defined benefit pension plan, expected expense for 2013	230
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(484)	(462)
Future benefit payments in 2013	181
Future benefit payments in 2014	191
Future benefit payments in 2015	200
Future benefit payments in 2016	209
Future benefit payments in 2017	218
Total future benefit payments over the five years 2018 through 2022	1,212
Discount rate	4.00%	4.75%	5.00%
Pension expense	120	92	85
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(334)	(270)
Future benefit payments in 2013	45
Future benefit payments in 2014	47
Future benefit payments in 2015	51
Future benefit payments in 2016	53
Future benefit payments in 2017	56
Total future benefit payments over the five years 2018 through 2022	309
Discount rate	4.10%	5.20%	4.60%
Pension expense	$ 53	$ 53	$ 47

Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 173	$ 145	$ 132
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	55	52	51
Interest cost	172	172	175
Expected return on plan assets	(275)	(279)	(263)
Net amortization	168	147	122
Pension expense	120	92	85
Defined contribution plans	103	98	81
Total retirement plans expense	223	190	166
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	27	30	24
Interest cost	50	50	45
Expected return on plan assets	(43)	(49)	(42)
Net amortization	19	22	20
Pension expense	53	53	47
Defined contribution plans	59	50	36
Total retirement plans expense	$ 112	$ 103	$ 83

Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, ending	$ 4,528	$ 3,872
Amount recognized in the balance sheet	(818)
Noncurrent liability	818	732
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	55	52	51
Interest cost	172	172	175
Amount recognized in the balance sheet	(484)	(462)
Noncurrent liability	484	462
Accumulated other comprehensive loss	(1,674)	(1,659)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	27	30	24
Interest cost	50	50	45
Amount recognized in the balance sheet	(334)	(270)
Noncurrent liability	334	270
Accumulated other comprehensive loss	(308)	(240)
Projected Benefit Obligation [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	3,644	3,466
Service cost	55	52
Interest cost	172	172
Actuarial (gain) loss	502	114
Benefits paid	(173)	(167)
Foreign currency translation and other	3	7
Projected benefit obligation, ending	4,203	3,644
Projected Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	960	1,061
Service cost	27	30
Interest cost	50	50
Actuarial (gain) loss	137	(125)
Benefits paid	(41)	(53)
Foreign currency translation and other	10	(3)
Projected benefit obligation, ending	1,143	960
Fair Value Of Plan Assets [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(173)	(167)
Foreign currency translation and other	(2)	(2)
Fair value of plan assets, beginning	3,182	3,206
Actual return on plan assets	595	29
Employer contributions	113	112
Fair value of plan assets, ending	3,719	3,182
Fair Value Of Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(41)	(53)
Foreign currency translation and other	(10)	1
Fair value of plan assets, beginning	690	714
Actual return on plan assets	100	0
Employer contributions	50	30
Fair value of plan assets, ending	$ 809	$ 690

Retirement Plans (Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	4.75%	5.00%	5.50%
Assumptions used to determine net pension expense, Expected return on plan assets	7.75%	8.00%	8.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.00%	3.00%	3.00%
Assumptions used to determine benefit obligations, Discount rate	4.00%	4.75%	5.00%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.25%	3.00%	3.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	5.20%	4.60%	5.30%
Assumptions used to determine net pension expense, Expected return on plan assets	5.90%	5.90%	5.90%
Assumptions used to determine net pension expense, Rate of compensation increase	3.50%	3.50%	3.90%
Assumptions used to determine benefit obligations, Discount rate	4.10%	5.20%	4.60%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.40%	3.50%	3.50%

Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	64.00%	62.00%
Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	55.00%	50.00%
Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	27.00%	30.00%
Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	32.00%
other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	9.00%	8.00%
other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	15.00%	18.00%
Minimum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Minimum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Minimum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Minimum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	70.00%
Maximum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Maximum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%

Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 4,528	$ 3,872
Percentage of defined benefit plan assets	100.00%	100.00%
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,619	1,421
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,659	2,184
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	250	267
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,614	1,354
Percentage of defined benefit plan assets	35.00%	35.00%
U.S. Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	926	766
U.S. Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	559	443
U.S. Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	129	145
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	937	767
Percentage of defined benefit plan assets	21.00%	20.00%
International Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	442	476
International Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	495	291
International Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	265	187
Percentage of defined benefit plan assets	6.00%	5.00%
Emerging Market Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	68	59
Emerging Market Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	197	128
Emerging Market Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	528	522
Percentage of defined benefit plan assets	12.00%	14.00%
Corporate Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	528	522
Corporate Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	551	509
Percentage of defined benefit plan assets	12.00%	13.00%
Government Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	551	509
Government Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	148	130
Percentage of defined benefit plan assets	3.00%	3.00%
High Yield Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High Yield Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	148	130
High Yield Bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Other Assets Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	485	403
Percentage of defined benefit plan assets	11.00%	10.00%
Other Assets Member [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	183	120
Other Assets Member [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	181	161
Other Assets Member [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 121	$ 122

Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (Details) (Fair Value, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, October 1	$ 267	$ 249
Gains (Losses) on assets held	9	34
Gains (Losses) on assets sold	(16)	(9)
Purchases, sales and settlements, net	(10)	(7)
Ending balance, September 30	$ 250	$ 267

Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,982)
Gains that will be amortized into earnings in 2013	(244)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	99
Gains that will be amortized into earnings in 2013	12
Discount rates used in measuring benefit obligations	3.25%	4.25%	4.25%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%	8.00%
Effect on postretirement expense from one-percentage-point increase or decrease in assumed health care trend rate	10.00%
Effect On Postretirement Benefit Obligation From One Percentage Point Increase Decrease In Assumed Health Care Trend Rate	5.00%
Health care cost trend rate, year	2018	2018
Future health care benefit payments in 2012	33
Future health care benefit payments in 2013	33
Future health care benefit payments in 2014	32
Future health care benefit payments in 2015	31
Future health care benefit payments in 2016	31
Total future health care benefit payments over the five years 2017 through 2021	$ 138
Postretirement Plans [Member] | 2018 [Member]
Postretirement Benefit Plans [Line Items]
Ultimate Healthcare Cost Trend Rate	5.00%	5.00%

Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 173	$ 145	$ 132
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	2	3	5
Interest cost	16	17	24
Net amortization	(11)	(7)	1
Net postretirement expense	$ 7	$ 13	$ 30

Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Benefit obligation, ending (recognized in balance sheet)	$ 818
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	392	417
Service cost	2	3	5
Interest cost	16	17	24
Actuarial (gain) loss	(10)	(25)
Benefits paid	(17)	(20)
Plan amendments	(16)	0
Benefit obligation, ending (recognized in balance sheet)	$ 367	$ 392	$ 417

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 114
Unrecognized tax benefits, income tax penalties and interest expense	(1)	(3)	(1)
Unrecognized tax benefits, income tax penalties and interest accrued	35	36
Net current deferred tax assets	377	400
Net noncurrent deferred tax liabilities	487	668
Income taxes paid	1,300	1,030	890
Net operating losses and tax credits	$ 237	$ 242

Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
United States	$ 1,742	$ 1,891	$ 1,303
Non-U.S.	1,373	1,740	1,576
Pretax earnings from continuing operations	$ 3,115	$ 3,631	$ 2,879

Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Current: Federal	$ 750	$ 503	$ 496
Current: State and local	61	37	33
Current: Non-U.S.	466	477	413
Deferred: Federal	(129)	149	(55)
Deferred: State and local	(4)	3	(1)
Deferred: Non-U.S.	(53)	(42)	(38)
Income tax expense	$ 1,091	$ 1,127	$ 848

Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	1.30%	0.70%	0.70%
Non-U.S. rate differential	(4.00%)	(3.50%)	(4.50%)
Non-U.S. tax holidays	(1.70%)	(1.00%)	(2.20%)
U.S. manufacturing deduction	(1.40%)	(1.10%)	(0.60%)
Goodwill Impairment	4.60%	0.20%	0.00%
Other	1.20%	0.70%	1.00%
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	5 years
Effective income tax rate	35.00%	31.00%	29.40%

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Period over which the amount of unrecognized tax benefits are not expected to significantly increase or decrease	0 years 12 months
Beginning balance, at October 1	$ 162	$ 170
Additions for current year tax positions	11	13
Additions for prior year tax positions	21	27
Reduction for prior year tax positions	(14)	(22)
Reduction for settlements with tax authorities	(5)	(7)
Reduction for expirations of statute of limitations	(18)	(19)
Ending balance, at September 30	$ 157	$ 162

Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Net operating losses and tax credits	$ 237	$ 242
Accrued liabilities	247	219
Postretirement and postemployment benefits	135	137
Employee compensation and benefits	194	176
Pensions	224	196
Other	138	176
Total deferred tax assets	1,175	1,146
Valuation allowances	(113)	(107)
Intangibles	(780)	(890)
Property, plant and equipment	(282)	(284)
Other	(110)	(133)
Total deferred tax liabilities	1,172	1,307
Net deferred income tax liability	$ (110)	$ (268)

Stock-Based Compensation (Narrative)(Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for stock option and incentive shares plans	$ 100	$ 121	$ 217
Income tax benefits recognized in income statement for compensation arrangements	28	32	65
Unrecognized compensation cost related to non-vested awards granted	122
Unrecognized compensation cost is expected to be recognized, weighted-average period, years	1 year 7 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at the closing market price of common stock on the grant date	100.00%
Percentage of options granted at average of high and low prices of common stock on date of grant		100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	19,700,000
Weighted-average price of shares granted	$ 7.53	$ 11	$ 8.51
Cash received for stock options exercises	42	65	53
Options exercised, total intrinsic value	38	49	59
Actual tax benefit realized from tax deductions related to option exercises	11	16	4
Risk-free interest rate	1.30%	1.90%	3.00%
Expected dividend yield	3.70%	2.60%	3.20%
Expected volatility rate	27.00%	25.00%	25.00%
Expected life of option	7 years	7 years	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period		4,777,248
Common shares issued		2,841,534
Shares withheld for income tax		1,661,045
Paid in cash for share-based compensation		274,669
Award rights to receive common shares	5,273,566	5,367,146
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	345,946
Common shares issued	209,168
Shares withheld for income tax	136,778
Unvested shares outstanding	1,525,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	10 years
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	10,000,000
Shares vested in period	346,000
Unvested shares outstanding	6,799,000	7,101,000
Total fair value of shares vested	15	276	42
Cash paid primarily for tax withholdings	$ 6	$ 113	$ 15
Restricted Stock For Non Management Directors Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	290,813
Restricted stock awarded	22,921
Restricted stock units awarded	4,818

Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average exercise price per share, Beginning of year	$ 43.16
Average exercise price per share, Options Granted	$ 44.03
Average exercise price per share, Options Exercised	$ 29.62
Average exercise price per share, Options canceled	$ 49.08
Average exercise price per share, End of year	$ 44.75
Average exercise price per share, Exercisable at year end	$ 42.34
Shares, Beginning of year	15,952
Shares, Options granted	945
Shares, Options exercised	(1,844)
Shares, Options Canceled	(450)
Shares, End of year	14,603
Shares, Exercisable at year end	10,540
Total intrinsic value of awards, End of year	$ 93
Total intrinsic value of awards, Exercisable at year end	$ 87
Average remaining life, End of year	6 years 0 months
Average remaining life, Exercisable at year end	5 years 1 month

Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (Incentive Shares Member, USD $)	12 Months Ended
Sep. 30, 2012
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning of year	7,101,000
Shares, Granted	340,000
Shares, Earned/vested	(346,000)
Shares, Canceled	(296,000)
Shares, End of year	6,799,000
Average Grant Date Fair Value Per Share, Beginning of year	$ 39.38
Average Grant Date Fair Value Per Share, Granted	$ 42.41
Average Grant Date Fair Value Per Share, Earned/vested	$ 38.68
Average exercise price per share, Options canceled	$ 39.71
Average Grant Date Fair Value Per Share, End of year	$ 39.55

Common Stock (Details) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Equity, Class of Treasury Stock [Line Items]
Shares of common stock reserved for issuance under stock-based compensation plans	50
Common shares repurchased	16.4
Treasury shares re-issued	1.6

Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Segment Sales									$ 25,129	$ 24,937	$ 21,695
Net Sales	6,700	6,484	5,919	5,309	6,545	6,288	5,854	5,535	24,412	24,222	21,039
Segment Earnings									3,115	3,631	2,879
Interest expense, net									(224)	(223)	(261)
Assets, Total	23,818				23,861				23,818	23,861	22,843
Increase (decrease) in incentive stock compensation expense										(96)
Goodwill impairment, net of tax									528	19	0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03
Goodwill impairment									592	19	0
Process Management [Member]
Segment Reporting Information [Line Items]
Segment Sales									7,899	7,000	6,022
Segment Earnings									1,599	1,402	1,093
Assets, Total	6,607				5,915				6,607	5,915	5,406
Goodwill impairment
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Segment Sales									5,188	5,294	4,289
Segment Earnings									871	830	591
Assets, Total	3,619				3,818				3,619	3,818	3,688
Goodwill impairment										19
Network Power [Member]
Segment Reporting Information [Line Items]
Segment Sales									6,399	6,811	5,828
Segment Earnings									624	756	800
Assets, Total	7,212				7,945				7,212	7,945	8,072
Goodwill impairment									592
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Segment Sales									3,766	3,995	3,801
Segment Earnings									668	709	691
Assets, Total	2,260				2,229				2,260	2,229	2,172
Goodwill impairment
Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Segment Sales									1,877	1,837	1,755
Segment Earnings									396	375	357
Assets, Total	1,155				1,271				1,155	1,271	1,314
Goodwill impairment
Differences In Accounting Methods [Member]
Segment Reporting Information [Line Items]
Differences in accounting methods, Earnings									226	231	195
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Segment Earnings									(1,045)	(449)	(587)
Assets, Total	2,965				2,683				2,965	2,683	2,191
Sales Eliminations [Member]
Segment Reporting Information [Line Items]
Segment Sales									(717)	(715)	(656)
Segments total [Member]
Segment Reporting Information [Line Items]
Segment Earnings									4,158	4,072	3,532
Assets, Total	$ 20,853				$ 21,178				$ 20,853	$ 21,178	$ 20,652

Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Interest expense, net	$ (224)	$ (223)	$ (261)
Intersegment Sales	717	715	656
Depreciation and Amortization Expense	823	867	816
Capital Expenditures	665	647	524
Process Management [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	13	7	3
Depreciation and Amortization Expense	198	198	183
Capital Expenditures	228	194	105
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	619	640	570
Depreciation and Amortization Expense	138	148	150
Capital Expenditures	134	138	114
Network Power [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	38	24	31
Depreciation and Amortization Expense	256	286	205
Capital Expenditures	101	99	103
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	45	42	46
Depreciation and Amortization Expense	133	138	148
Capital Expenditures	106	120	104
Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	2	2	6
Depreciation and Amortization Expense	53	57	95
Capital Expenditures	46	35	57
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization Expense	45	40	35
Capital Expenditures	$ 50	$ 61	$ 41

Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 24,412	$ 24,222	$ 21,039
Property, Plant and Equipment, Total	3,509	3,437	3,287
United States And Canada [Member]
Segment Reporting Information [Line Items]
Sales by Destination	10,980	10,773	9,823
Property, Plant and Equipment	1,918	1,869	1,858
Asia [Member]
Segment Reporting Information [Line Items]
Sales by Destination	5,790	5,636	4,858
Property, Plant and Equipment	592	583	505
Europe [Member]
Segment Reporting Information [Line Items]
Sales by Destination	4,946	5,271	4,309
Property, Plant and Equipment	689	714	683
Latin America [Member]
Segment Reporting Information [Line Items]
Sales by Destination	1,430	1,319	1,065
Property, Plant and Equipment	293	262	229
Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Sales by Destination	1,266	1,223	984
Property, Plant and Equipment	17	9	12
United States
Segment Reporting Information [Line Items]
Sales by Destination, Total	10,036	9,900	9,101
Property, Plant and Equipment	1,900	1,853	1,839
China
Segment Reporting Information [Line Items]
Sales by Destination	$ 3,012	$ 3,079	$ 2,692

Other Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Other Financial Data [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 271
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2014	195
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2015	137
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2016	91
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2017	$ 55

Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Research and development expense	$ 547	$ 555	$ 473
Depreciation expense	505	522	562
Rent expense	$ 395	$ 372	$ 353

Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Employee compensation	$ 642	$ 640
Customer advanced payments	380	385
Product warranty	$ 187	$ 211

Other Financial Data (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Pension plans	$ 818	$ 732
Deferred income taxes	592	764
Postretirement plans, excluding current portion	337	361
Other	709	664
Total	$ 2,456	$ 2,521

Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Pension expense	$ 173	$ 145	$ 132
Stock compensation expense	100	121	217
(Gain) Loss on sale of businesses, net of tax	5	(25)	(167)
Deferred income taxes and other	(97)	19	15
Total	$ 181	$ 260	$ 197

Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Data [Abstract]
Net Sales	$ 6,700	$ 6,484	$ 5,919	$ 5,309	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 24,412	$ 24,222	$ 21,039
Gross profit	2,749	2,628	2,336	2,055	2,590	2,498	2,306	2,163	9,768	9,557
Earnings from continuing operations common stockholders	282	770	545	371	735	683	556	480	1,968	2,454	1,978
Net earnings common stockholders	282	770	545	371	761	683	556	480	1,968	2,480	2,164
Earnings per common share from continuing operations: Basic	$ 0.39	$ 1.05	$ 0.74	$ 0.5	$ 0.98	$ 0.91	$ 0.74	$ 0.63	$ 2.68	$ 3.26	$ 2.62
Earnings per common share from continuing operations: Diluted	$ 0.39	$ 1.04	$ 0.74	$ 0.5	$ 0.98	$ 0.9	$ 0.73	$ 0.63	$ 2.67	$ 3.24	$ 2.6
Net earnings per common share: Basic	$ 0.39	$ 1.05	$ 0.74	$ 0.5	$ 1.02	$ 0.91	$ 0.74	$ 0.63	$ 2.68	$ 3.29	$ 2.87
Net earnings per common share: Diluted	$ 0.39	$ 1.04	$ 0.74	$ 0.5	$ 1.01	$ 0.9	$ 0.73	$ 0.63	$ 2.67	$ 3.27	$ 2.84
Dividends per common share	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.345	$ 0.345	$ 0.345	$ 0.345	$ 1.6	$ 1.38	$ 1.34
Common stock prices: High	$ 52.98	$ 53.01	$ 53.78	$ 52.64	$ 58.47	$ 61.29	$ 62.24	$ 58.74	$ 53.78	$ 62.24
Common stock prices: Low	$ 43.59	$ 43.75	$ 47	$ 39.5	$ 41.31	$ 50.84	$ 55.86	$ 52.12	$ 39.5	$ 41.31
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment, net of tax									$ 528	$ 19	$ 0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03